PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost:
Property, Plant and Equipment, Gross		$ 1,256	$ 1,166
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		1,009	852
Depreciated cost	234	247	314
Office Equipment [Member]
Cost:
Property, Plant and Equipment, Gross		9	9
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		4	4
Computer Equipment [Member]
Cost:
Property, Plant and Equipment, Gross		120	106
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		106	103
Laboratory Equipment [Member]
Cost:
Property, Plant and Equipment, Gross		437	361
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		306	252
Land Improvements [Member]
Cost:
Property, Plant and Equipment, Gross		690	690
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ 593	$ 493